Provisions for legal claims - Schedule of provisions for litigation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balances at beginning of year	$ 144,388
Balances at end of year	160,839	$ 144,388
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Balances at beginning of year	20,244	7,809
Provisions constituted	11,215	21,208
Provisions reverse	(3,660)	(6,537)
Provisions used	(453)	(2,236)
Deconsolidation subsidiary AV Perú	(4,032)	0
Balances at end of year	$ 23,314	$ 20,244